--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley                   Harold J. Schaaff, Jr.
Asset Management Inc. and Morgan Stanley                VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley &                              VICE PRESIDENT
Co. Incorporated                                        Valerie Y. Lewis
Michael F. Klein                                        SECRETARY
DIRECTOR AND PRESIDENT                                  Karl O. Hartmann
Principal, Morgan Stanley Asset Management Inc. and     ASSISTANT SECRETARY
Morgan Stanley & Co. Incorporated                       Joanna M. Haigney
John D. Barrett II                                      TREASURER
Chairman and Director,                                  Belinda A. Brady
Barrett Associates, Inc.                                ASSISTANT TREASURER
Gerard E. Jones
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                   ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE
INDEX(1)
----------------------------------------------------

                                         TOTAL RETURNS(2)
                       ----------------------------------------------------
                                                 AVERAGE
                                      ONE        ANNUAL     AVERAGE ANNUAL
                          YTD        YEAR      FIVE YEARS   SINCE INCEPTION
                       ---------  -----------  -----------  ---------------
PORTFOLIO--CLASS A...       5.05%       0.19%        8.02%          8.48%
PORTFOLIO--CLASS B...       4.91        0.05       N/A              8.20
INDEX--CLASS A.......      -0.55       -8.34         5.35           6.95
INDEX--CLASS B.......      -0.55       -8.34       N/A              2.59

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Active International Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather than stock selection. This approach reflects our belief that a diversified selection of securities representing exposure to countries that we find attractive provides an effective way to maximize the return potential and minimize the risk associated with global investing.

For the nine months ended September 30, 1998, the Portfolio had a total return of 5.05% for the Class A shares and 4.91% for the Class B shares compared to -0.55% for the Morgan Stanley Capital International (MSCI) EAFE Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of 0.19% for the Class A shares and 0.05% for the Class B shares compared to -8.34% for the Index. For the five-year period ended September 30, 1998, the average annual total return for Class A was 8.02% compared to 5.35% for the Index. From inception on January 17, 1992 through September 30, 1998, the average annual total return for Class A was 8.48% compared to 6.95% for the Index. From inception on January 2, 1996 through September 30, 1998, the average annual total return for Class B was 8.20% compared to 2.59% for the Index.

Third quarter 1998 performance returns for the regional indices are shown below.

MSCI INDICES           THIRD QUARTER 98  YEAR-TO-DATE
---------------------  ----------------  ------------
EUROPE...............        -14.42%           8.26%
JAPAN................        -14.96          -17.18
PACIFIC EX-JAPAN.....         -8.86          -24.35
EMERGING MARKETS.....        -20.52          -34.96
USA..................         -9.23            6.88

In the third quarter, the carnage that had previously ravaged Asia struck the U.S. and European markets with full force. The quarter was one of the three worst quarters in the history of the Index. As you can see above, we did not escape unscathed, although the large cash position provided some shelter.

Following a marvelous run in the first half of the year, European markets entered the third quarter with fulsome valuation levels and elevated earnings expectations. Sensing danger, we visited companies, investors, brokers, and government officials in France and Germany in early July. We came away with the definite feeling that corporate earnings were falling short of expectations for a variety of reasons including deteriorating exports and Asian receivables, a lack of pricing power, and still high labor rigidities and tax levels. We found an extraordinary amount of complacency in senior officials at the Bundesbank and the Bank of France, regarding both an economic slowdown and bank credit risks. Concluding that all of the marginal good news was fully discounted we moved to underweight Europe and to bring cash close to maximum permitted levels. From their peak on July 20, European markets have fallen 30%. While some degree of value has certainly been restored, we believe another downleg is in store--as European growth and earnings expectations are marked down for 1999.

With regard to Asia, we remained underweight throughout the quarter, but have recently gone to benchmark weights in Singapore and Australia, with a slight overweight in Hong Kong. The news in Asia remains very bad and another shoe may well fall, but as value investors these markets are looking cheap. Furthermore Japan and Asia ex-Japan have had immense declines and now have defensive characteristics, being at near opposite ends of the economic, stock market and sentiment cycle from the U.S. and Europe. Japan's recent passage of the bank reform bill is an important step, but as usual, many of the implementation details are lacking. Even under the best case, we expect the current credit contraction to continue for many months, hampering both capital and consumer spending. While the market may be nearing its final climactic selloff (already at a 12 year low), the economy is several quarters away from bottoming and corporate commitment to improving returns on equity remains very disappointing. Nonetheless, everyone is underweight Asia and regional funds hold maximum cash.

In the third quarter we completed the tilt to European real estate that we discussed with you in the second quarter report, and we are studying several other value based sector strategies that could be attractive. Real estate sector returns, while negative, have outperformed the full European markets by approximately 300 basis points in the recent downturn, and we continue to believe they will provide defensive cover. We sold our European financial tilt beginning in mid-August and remain underweight Japanese banks (roughly 75% of the Index weighting). Though global banks have sold down sharply, we are not convinced that all of the Emerging Market news is discounted, particularly among German and French institutions.

As we enter October, unfortunately there is no sign that the hurricane is over. Price movements are often irrational; driven by liquidity, fear and deleveraging rather than the fundamentals. (Witness the one week 20% upsurge in the value of the yen vs. the U.S. dollar). While the authorities are clearly worried and are trying to come up with some kind of a New World Order, consensus among the G-7 remains elusive and it will not be easy to get the U.S. Congress to act. While coordinated reflation would be bullish, some real economic pain and a few financial accidents probably need to occur before this will happen. In the short run, following this two month pull back, either a market melt-up or a melt-down is possible. We are watching events very closely and staying close to shore.

Ann D. Thivierge
PORTFOLIO MANAGER

Barton M. Biggs
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
COMMON STOCKS (66.3%)
  AUSTRALIA (2.1%)
           31,391   AMP Ltd.                                           $    381
           23,986   Amcor Ltd.                                               84
           12,153   Australian Gas Light Co., Ltd.                           84
           39,479   Boral Ltd.                                               55
            7,670   Brambles Industries Ltd.                                166
           71,987   Broken Hill Proprietary Co., Ltd.                       516
           38,675   CSR Ltd.                                                 81
           27,170   Coca Cola Amatil Ltd.                                    72
           39,038   Coles Myer Ltd.                                         167
           52,886   Crown Ltd.                                               12
           12,504   Email Ltd.                                               19
            4,633   F.H. Faulding & Co., Ltd.                                18
           62,179   Fosters Brewing Group Ltd.                              136
           22,505   Gio Australia Holdings Ltd.                              68
           45,587   Goodman Fielder Ltd.                                     60
           10,255   ICI Australia Ltd.                                       50
           11,082   Leighton Holdings Ltd.                                   36
            9,752   Lend Lease Corp., Ltd.                                  208
           76,513   MIM Holdings Ltd.                                        36
           49,402   National Australia Bank Ltd.                            597
           66,023   News Corp., Ltd.                                        426
           83,877   Normandy Mining Ltd.                                     71
           35,818   North Ltd.                                               67
           37,341   Pacific Dunlop Ltd.                                      63
           31,545   Pioneer International Ltd.                               59
           14,122   QBE Insurance Group Ltd.                                 51
            9,582   Rio Tinto Ltd.                                          116
           21,310   Santos Ltd.                                              59
           19,751   Schroders Property Fund                                  30
            6,634   Smith (Howard) Ltd.                                      35
           21,746   Southcorp Holdings Ltd.                                  61
           10,721   Stockland Trust Group                                    24
           12,018   TABCORP Holdings Ltd.                                    70
          180,725   Telstra Corp., Ltd. (Installment Receipts - Final
                     Installment: AUD 1.35/shr due 11/17/98)                507
           48,500   WMC Ltd.                                                146
           67,368   Westpac Banking Corp.                                   371
                                                                       --------
                                                                          5,002
                                                                       --------
  AUSTRIA (0.3%)
              400   Austrian Airlines/Oesterreiche Luftverkehrs AG           12
              100   Austrian Mikro Systeme Int'l AG                           4
              100   BWT AG                                                   17
            3,764   Bank Austria AG                                         162

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
              200   Bau Holding AG                                     $     11
              200   Beteiligungs AG                                          10
              400   Boehler-Uddeholm AG                                      17
              200   EA-Generali AG                                           38
              800   Flughafen Wein AG                                        33
              100   Lenzing AG                                                5
              400   Mayr-Melnhof Karton AG                                   18
              800   OMV AG                                                   72
            1,000   Oest Elektrizatswirts AG, Class A                       159
              500   Radex-Heraklith Industriebet AG                          16
              400   VA Technologie AG                                        36
              300   Wienerberger Baustoffindustrie AG                        58
                                                                       --------
                                                                            668
                                                                       --------
  FINLAND (1.0%)
            2,800   Cultor Oyj                                               27
              700   Instrumentarium Group, Class A                           29
            6,200   Kemira Oyj                                               41
            1,800   Kesko Oyj                                                24
              100   Kone Oyj, Class B                                        10
           29,800   Merita Ltd., Class A                                    152
            1,700   Metra Oyj, Class B                                       33
           15,000   Nokia Oyj, Class A                                    1,192
            5,800   Nokia Oyj, Class K                                      460
            4,900   Outokumpu Oyj                                            41
              800   Pohjola Insurance Co., Class B                           32
            2,300   Sampo Insurance Co., Ltd., Class A                       66
            1,900   Stockmann AB, Class A                                    41
            9,800   UPM-Kymmene Oyj                                         224
                                                                       --------
                                                                          2,372
                                                                       --------
  FRANCE (8.2%)
            2,490   Accor                                                   523
            5,276   Alcatel Alsthom                                         469
            9,464   Axa                                                     867
            7,521   Banque Nationale de Paris                               403
              754   Bouygues                                                137
            1,200   Canal Plus                                              292
            2,379   Cap Gemini Sogeti                                       365
            1,278   Carrefour                                               811
            3,072   Casino Guichard-Perrachon                               310
            2,816   Cie de Saint Gobain                                     374
            5,705   Cie Generale des Eaux                                 1,137
            4,715   Cie Generale des Establissements Michelin, Class
                     B                                                      185
            4,745   Compangnie Financiere de Paribas                        256
            9,170   Elf Aquitaine                                         1,132
            1,081   Eridania Beghin-Say                                     202

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  FRANCE (CONTINUED)

              242   Essilor International                              $     89
           24,446   France Telecom                                        1,447
            2,460   Groupe Danone                                           647
              634   Imetal                                                   59
            2,289   Klepierre                                               403
            2,231   L'OREAL                                               1,038
            2,679   L'air Liquide                                           425
            3,081   LVMH Moet Hennessy Louis Vuitton                        421
            3,054   Lafarge                                                 271
            4,289   Lagardere S.C.A.                                        122
              897   Legrand                                                 228
            4,466   Lyonnaise des Eaux                                      761
            1,678   PSA Peugeot Citroen                                     286
              378   Pathe                                                    71
            2,382   Pernod Ricard                                           175
            3,044   Pinault-Printemps - Re doute                            440
              630   Promodes                                                384
           12,501   Rhone-Poulenc, Class A                                  525
              220   Sagem                                                   139
            3,830   Sanofi                                                  564
            4,760   Schneider                                               248
            1,408   Silic                                                   289
            4,782   Simco (RFD)                                             373
            2,158   Soceite BIC                                             120
              178   Societe Eurafrance                                       87
            3,221   Societe Generale, Class A                               357
            1,005   Sodexho Alliance                                        175
            5,830   Sophia                                                  224
            4,142   Thomson CSF                                             126
            8,182   Total, Class B                                        1,032
            2,627   Unibail                                                 368
            7,724   Usinor Sacilor                                           86
            3,008   Valeo                                                   215
                                                                       --------
                                                                         19,658
                                                                       --------
  GERMANY (8.7%)
            1,233   AGIV AG                                                  29
            1,350   AMB AG                                                  209
            2,033   Adidas AG                                               233
            8,008   Allianz AG                                            2,480
           21,300   BASF AG                                                 824
           24,200   Bayer AG                                                958
           16,670   Bayerische Vereinsbank AG                             1,258
            1,617   Bilfinger & Berger Bau AG                                32
              267   Brau Und Brunnen AG                                      30
              817   CKAG AG                                                  92
            2,967   Continential AG                                          72
           16,850   Daimler-Benz AG                                       1,433
            3,417   Degussa AG                                              147
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
           16,900   Deutsche Bank AG                                   $    898
           69,339   Deutsche Telekom AG                                   2,155
           14,967   Dresdner Bank AG                                        569
            4,267   FAG Kugelfischer Georg Schaefer AG                       47
              535   Heidelberger Zement AG                                   35
            2,683   Hochtief AG                                              79
              333   Karstadt AG                                             159
            1,783   Kloeckner-Humboldt-Deutz AG                              19
              483   Linde AG                                                288
           13,133   Lufthansa AG                                            267
              433   MAN AG                                                  142
           13,400   Mannesmann AG                                         1,232
            6,767   Merck KGaA                                              278
            7,343   Metro AG                                                523
            2,557   Muechener Rueck AG (Registered)                       1,118
              650   Preussag AG                                             229
           10,923   RWE AG                                                  508
            1,817   SAP AG                                                  810
              150   STRABAG AG                                               10
            2,467   Schering AG                                             258
           18,083   Siemens AG                                              989
            1,300   Thyssen AG                                              222
           16,750   VEBA AG                                                 869
              923   Viag AG                                                 604
            9,730   Volkswagen AG                                           708
                                                                       --------
                                                                         20,813
                                                                       --------
  ITALY (4.7%)
           40,122   Assicurazioni Generali S.p.A.                         1,305
           66,700   Banca Commerciale Italiana                              401
           70,300   Banco Ambrosiano Veneto S.p.A.                          296
            8,000   Banco Popolare di Milano                                 58
           68,440   Benetton Group S.p.A.                                   103
            5,500   Cartiere Burgo                                           31
          271,355   Ciga S.p.A.                                             164
          113,500   Credito Italiano S.p.A.                                 473
          293,000   ENI S.p.A.                                            1,796
           27,000   Edison S.p.A.                                           205
            7,300   Falck Acciaierie & Ferriere Lombarde                     53
          142,950   Fiat S.p.A.                                             365
           32,980   Fiat S.p.A. Di Risp (NCS)                                54
           41,500   Immobiliaria Urbis                                       43
           16,500   Impregilo S.p.A.                                         11
           32,000   Istituto Bancario San Paolo                             402
           22,700   Istituto Mobiliare Italiano S.p.A.                      300
          274,100   Istituto Nazionale delle Assicurazioni                  697
            5,350   Italcementi S.p.A.                                       40
            7,300   Italcementi S.p.A. (RNC)                                 26
           25,800   Italgas                                                 111

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  ITALY (CONTINUED)

           16,400   Magneti Marelli S.p.A.                             $     23
           45,000   Mediaset S.p.A.                                         302
           21,800   Mediobanca S.p.A.                                       201
          130,574   Montedison S.p.A.                                       125
           41,900   Montedison S.p.A. Di Risp (NCS)                          33
          129,680   Olivetti S.p.A.                                         274
           61,920   Parmalat Finanziaria S.p.A.                              91
           73,000   Pirelli S.p.A.                                          194
           16,010   R.A.S. S.p.A.                                           169
            4,705   R.A.S. S.p.A (RNC)                                       37
           10,400   Rinascente S.p.A.                                        91
            4,900   SAI                                                      47
            9,000   Sirti S.p.A.                                             44
           33,000   Snia BPD S.p.A.                                          42
          236,400   Telecom Italia Mobile S.p.A.                          1,378
           57,500   Telecom Italia Mobile S.p.A. (RNC)                      185
          134,444   Telecom Italia S.p.A.                                   926
           29,534   Telecom Italia S.p.A. Di Risp (NCS)                     141
                                                                       --------
                                                                         11,237
                                                                       --------
  JAPAN (8.8%)
              100   Advantest Corp.                                           4
           24,400   Ajinomoto Co., Inc.                                     195
           25,600   Aoki Corp.                                                8
              900   Asahi Bank Ltd.                                           3
           15,000   Asahi Breweries Ltd.                                    178
           50,000   Asahi Chemical Industry Co., Ltd.                       152
           46,800   Asahi Glass Co., Ltd.                                   226
           77,000   Bank of Tokyo-Mitsubushi Ltd.                           494
              800   Bank of Yokohama Ltd.                                     1
           15,000   Bridgestone Corp.                                       302
           21,600   Canon, Inc.                                             438
           11,800   Casio Computer Co., Ltd.                                 75
              400   Chiba Bank Ltd.                                           1
           16,600   Chugai Pharmaceuticals Co., Ltd.                        113
           20,600   Dai Nippon Printing Co., Ltd.                           264
           17,600   Daiei, Inc.                                              40
           16,600   Daikin Industries Ltd.                                  116
           17,600   Daiwa House Industry Co., Ltd.                          160
            6,600   Denso Corp.                                              96
               95   East Japan Railway Co.                                  473
           11,800   Ebara Corp.                                              78
            6,900   Fanuc Ltd.                                              205
           10,000   Fuji Photo Film Ltd.                                    344
           38,200   Fujitsu Ltd.                                            330
           11,800   Furukawa Electric Co., Ltd.                              34
           20,000   Hankyu Corp.                                             69
           15,000   Hazama Corp.                                              7
           83,000   Hitachi Ltd.                                            365
           20,000   Honda Motor Co., Ltd.                                   608
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
           10,000   Ito-Yokado Co., Ltd.                               $    476
           52,000   Japan Airlines Co., Ltd.                                120
           38,000   Japan Energy Corp.                                       36
              600   Joyo Bank Ltd.                                            2
           10,800   Jusco Co., Ltd.                                         151
           31,400   Kajima Corp.                                             76
           21,600   Kansai Electric Power Co., Ltd.                         373
           20,000   Kao Corp.                                               319
           25,400   Kawasaki Steel Corp.                                     30
           34,200   Kinki Nippon Railway Co., Ltd.                          148
           32,400   Kirin Brewery Co., Ltd.                                 259
           29,400   Komatsu Ltd.                                            137
           44,000   Kubota Corp.                                             84
           50,400   Kumagai Gumi Co., Ltd.                                   27
            4,800   Kyocera Corp.                                           210
           14,600   Kyowa Hakko Kogyo Co., Ltd.                              57
           44,000   Marubeni Corp.                                           52
            4,800   Marui Co., Ltd.                                          70
           44,000   Matsushita Electric Industrial Co., Ltd.                598
           50,000   Mitsubishi Chemical Corp.                                96
           44,000   Mitsubishi Corp.                                        213
           57,800   Mitsubishi Electric Corp.                                89
           89,000   Mitsubishi Heavy Industries Ltd.                        304
           29,400   Mitsubishi Materials Corp.                               53
           24,000   Mitsubishi Trust & Banking Corp.                         84
           43,800   Mitsui & Co., Ltd.                                      180
           31,400   Mitsui Engineering & Shipbuilding Co., Ltd.              22
              400   Mitsui Fudosan Co., Ltd.                                  2
              200   Mitsui Trust & Banking Co., Ltd.                         --
           14,800   Mitsukoshi Ltd.                                          30
           11,800   Mycal Corp.                                              67
           29,400   NEC Corp.                                               191
           17,600   NGK Insulators Ltd.                                     167
           93,800   NKK Corp.                                                47
           12,800   Nippon Express Co., Ltd.                                 55
           14,600   Nippon Fire & Marine Insurance Co., Ltd.                 47
           14,800   Nippon Light Metal Co., Ltd.                             13
           14,600   Nippon Meat Packers, Inc.                               169
           47,800   Nippon Oil Co., Ltd.                                    126
          181,000   Nippon Steel Corp.                                      260
              244   Nippon Telegraph & Telephone Corp.                    1,778
           44,000   Nippon Yusen Kabushiki Kaisha                           129
           55,600   Nissan Motor Co., Ltd.                                  155
           19,600   Odakyu Electric Railway Corp.                            55
           32,400   Oji Paper Co., Ltd. (New)                               109
           68,600   Osaka Gas Co., Ltd.                                     174
           14,600   Penta-Ocean Construction Co., Ltd.                       26

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  JAPAN (CONTINUED)

            5,000   Pioneer Electric Corp.                             $     83
            1,000   Rohm Co., Ltd.                                           95
           57,000   Sakura Bank Ltd.                                         84
           12,800   Sankyo Co., Ltd.                                        283
           53,000   Sanwa Bank Ltd.                                         278
           44,000   Sanyo Electric Co., Ltd.                                115
            4,800   Secom Co., Ltd.                                         299
            3,200   Sega Enterprises Ltd.                                    54
           17,600   Sekisui House Co., Ltd.                                 143
           30,200   Sharp Corp.                                             180
            5,800   Shimano, Inc.                                           131
           24,600   Shimizu Corp.                                            65
            9,000   Shin-Etsu Chemical Co., Ltd.                            143
            9,000   Shiseido Co., Ltd.                                       79
              600   Shizuoka Bank Ltd.                                        5
           29,400   Showa Denko                                              19
            7,700   Sony Corp.                                              535
           57,600   Sumitomo Chemical Co., Ltd.                             172
           31,400   Sumitomo Corp.                                          125
           20,400   Sumitomo Electric Industries                            198
              800   Sumitomo Forestry Co., Ltd.                               4
           14,800   Sumitomo Metal & Mining Co.                              47
           58,800   Sumitomo Metal Industries                                55
           14,600   Sumitomo Osaka Cement Co., Ltd.                          24
           32,400   Taisei Corp., Ltd.                                       55
           10,800   Taisho Pharmaceutical Co., Ltd.                         227
           20,000   Taiyo Yuden Co., Ltd.                                   199
           20,600   Takeda Chemical Industries                              551
           32,400   Teijin Ltd.                                              85
           20,400   Tobu Railway Co., Ltd.                                   49
           11,300   Tohoku Electric Power Co., Ltd.                         167
              800   Tokai Bank Ltd.                                           3
           50,000   Tokio Marine & Fire Insurance Co., Ltd.                 447
           26,900   Tokyo Electric Power Co.                                514
            3,000   Tokyo Electron Ltd.                                      73
           67,600   Tokyo Gas Co.                                           142
           24,400   Tokyu Corp.                                              54
           21,600   Toppan Printing Co., Ltd.                               222
           50,100   Toray Industries, Inc.                                  204
           18,600   Toto Ltd.                                               102
           32,400   Toyoba Co.                                               36
           63,000   Toyota Motor Corp.                                    1,407
           29,400   Ube Industries Ltd.                                      36
              600   Yamaichi Securities Co., Ltd.                            --
           15,000   Yokogawa Electric Corp.                                  61
                                                                       --------
                                                                         21,095
                                                                       --------
  NETHERLANDS (4.9%)
           47,293   ABN Amro Holding N.V.                                   806
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
           10,600   Akzo Nobel N.V.                                    $    377
           19,900   Elsevier N.V.                                           296
            2,908   Getronics N.V.                                          132
           11,338   Heineken N.V.                                           548
           32,556   ING Groep N.V.                                        1,467
            2,570   KLM Royal Dutch Airlines N.V.                            65
           17,333   Koninklijke Ahold N.V.                                  518
            2,880   Koninklijke KNP BT N.V.                                  53
              750   Nedlloyd Groep N.V.                                      10
            2,827   Oce N.V.                                                 95
           11,800   Philips Electronics N.V.                                636
           10,164   Rodamco N.V.                                            231
           72,000   Royal Dutch Petroleum Co.                             3,574
           16,325   Royal KPN N.V.                                          504
            1,568   Stork N.V.                                               36
           16,325   TNT Post Group N.V.                                     416
           14,270   UNI-INVEST N.V.                                         216
           21,500   Unilever NV                                           1,354
            2,385   Wolters Kluwer N.V.                                     458
                                                                       --------
                                                                         11,792
                                                                       --------
  NORWAY (0.1%)
           69,700   Choice Hotels Scandinavia ASA                            94
           33,505   Linstow ASA                                             195
                                                                       --------
                                                                            289
                                                                       --------
  PORTUGAL (1.0%)
           12,576   Banco Commercial Portugues (Registered)                 340
            6,300   Banco Espirito Santo Comercial de Lisboa
                     (Registered)                                           173
            7,200   Banco Pinto & Sotto Mayor                               117
            5,500   BPI-SGPS                                                152
            1,200   Cia de Seguros Tranquilidade (Registered)                35
            6,100   Cimpor SGPS                                             170
              429   Cin-Corparacao Industrial do Norte                       17
            1,200   Corticeira Amorim                                        15
           25,600   EDP-Electricidade de Portugal                           589
              500   Engil-SGPS                                                4
              700   INAPA-Investimentos Participacoes e Gestao                8
            5,950   Jeronimo Martins SGPS                                   202
           13,500   Portugal Telecom (Registered)                           492
            6,400   Portucel Industrial-Empressa                             37
              900   Sociedade de Construcoes Soares da Costa                  7
            1,195   Somague-Sociedade Gestora de Participacoes                7

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  PORTUGAL (CONTINUED)

            3,000   Sonae Investmentos                                 $     88
            1,300   UNICER-Uniao Cervejeira                                  29
                                                                       --------
                                                                          2,482
                                                                       --------
  SINGAPORE (1.3%)
           32,000   Asia Food & Properties Ltd.                               4
           77,000   City Developments Ltd.                                  169
            8,700   Creative Technology Ltd.                                 80
           19,000   Cycle & Carriage Ltd.                                    31
          115,000   DBS Land Ltd.                                            80
           49,000   Development Bank of Singapore Ltd. (Foreign)            198
           22,800   Fraser & Neave Ltd.                                      49
           48,000   Hotel Properties Ltd.                                    11
            2,000   Inchcape Bhd                                              1
            5,000   Inchcape Marketing Services Ltd.                          1
          106,750   Keppel Corp., Ltd.                                      126
           37,000   Natsteel Ltd.                                            27
           48,000   Neptune Orient Lines Ltd. (Foreign)                      10
           99,560   Oversea-Chinese Banking Corp. (Foreign)                 250
            2,226   Overseas Union Enterprise Ltd.                            3
           32,000   Parkway Holdings Ltd.                                    37
              200   Robinson & Co., Ltd.                                     --
            7,000   Sembawang Corp.                                          12
            3,600   Shangri-La Hotel Ltd.                                     4
           93,000   Singapore Airlines Ltd. (Foreign)                       510
           32,020   Singapore Ltd. (Foreign)                                174
          254,000   Singapore Technologies Engineering Ltd.                 244
           27,000   Singapore Technologies Industrial Corp.                  26
          424,000   Singapore Telecommunications Ltd.                       709
            4,000   Straits Trading Co., Ltd.                                 2
           84,000   United Industrial Corp., Ltd.                            24
           81,000   United Overseas Bank Ltd. (Foreign)                     236
           33,000   United Overseas Land Ltd.                                13
           19,000   Venture Manufacturing (Singapore) Ltd.                   59
                                                                       --------
                                                                          3,090
                                                                       --------
  SPAIN (3.2%)
            3,175   Acerinox                                                 61
            1,807   Aguas de Barcelona                                       88
           19,600   Argentaria                                              390
            9,707   Autopistas Concesionaria Espanola                       148
            1,850   Azucarera Ebro Agricolas                                 44
           80,100   Banco Bilbao Vizcaya (Registered)                       858
           51,435   Banco Central Hispano Americano                         477
           37,600   Banco Santander                                         581
              600   Corporacion Financiera Alba                              72
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
            2,390   Corporacion Mapfre                                 $     48
            2,400   Dragados y Construccion                                  64
              650   ENCE                                                      9
           36,700   Endesa                                                  827
            6,700   Ercros                                                    7
            2,400   Fomento Construction y Cantractas                       112
            6,100   Gas Natural SDG                                         432
           35,300   Iberdrola                                               588
            2,470   Metrovacesa                                              64
           11,500   Repsol                                                  486
            6,000   Tabacalera                                              132
           40,472   Telefonica                                            1,477
           12,200   Union Electrica Fenosa                                  183
            2,450   Uralita                                                  20
           39,361   Vallehermoso                                            440
              578   Viscofan Envolturas Celulosicas                          15
            3,020   Zardoya Otis                                             83
                                                                       --------
                                                                          7,706
                                                                       --------
  SWEDEN (2.9%)
           23,300   ABB AB, Class A                                         211
            9,500   ABB AB, Class B                                          85
            5,700   AGA AB, Class A                                          74
           28,050   Asticus AB                                              279
           46,233   Astra AB, Class A                                       790
           10,800   Astra AB, Class B                                       178
            4,550   Atlas Copco AB, Class A                                  96
            2,400   Atlas Copco AB, Class B                                  51
           46,000   Castellum AB                                            455
           33,800   Diligentia AB                                           287
              500   Drott AB, Class B                                         4
           11,700   Electrolux AB, Class B                                  154
           65,800   Ericsson LM, Class B                                  1,242
           18,270   Fastighets AB Tornet                                    268
           10,600   ForeningsSparbanken AB                                  243
            7,200   Hennes & Mauritz AB, Class B                            523
            3,900   Netcom Systems AB, Class B                              131
              400   OM Gruppen AB                                             7
           11,000   Piren AB                                                 84
            3,200   S.K.F. AB, Class B                                       40
            6,700   Sandvik AB, Class A                                     140
            2,800   Sandvik AB, Class B                                      59
            2,535   Securitas AB, Class B                                   130
           22,800   Skandia Forsakrings AB                                  297
           18,900   Skandinaviska Enskilda Banken, Class A                  165
              500   Skanska AB, Class B                                      16
           11,250   STORA, Class A                                          107
            7,600   Svenska Cellulosa AB, Class B                           150
            6,900   Svenska Handelsbanken, Class A                          259
            3,900   Svenskt Stal AB (SSAB), Series A                         41

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  SWEDEN (CONTINUED)

            4,900   Trelleborg AB, Class B                             $     41
            1,200   Volvo AB, Class A                                        28
           14,150   Volvo AB, Class B                                       347
            2,700   WM-Data AB, Class B                                      90
                                                                       --------
                                                                          7,072
                                                                       --------
  SWITZERLAND (6.4%)
              335   ABB AG                                                  341
              635   Adecco                                                  236
              195   Alusuisse-Lonza Holdings Ltd. (Registered)              186
            9,100   CS Holding AG (Registered)                            1,008
              240   Holderbank Financiere Glarus AG, Class B (Bearer)       247
            1,340   Nestle (Registered)                                   2,673
            2,185   Novartis AG (Registered)                              3,512
               55   Roche Holding AG (Bearer)                               952
              239   Roche Holding AG (Registered)                         2,579
              600   SAirGroup (Registered)                                  124
               60   SGS Surveillance                                         44
              180   SMH AG (Bearer)                                         108
              140   Sulzer AG (Registered)                                   70
              495   Swiss Reinsurance (Registered)                          984
            6,879   Union Bank of Switzerland AG (Registered)             1,345
              225   Valora Holding AG                                        51
            1,620   Zurich Versicherungs-Gesellschaft (Registered)          806
                                                                       --------
                                                                         15,266
                                                                       --------
  THAILAND (0.0%)
            8,000   CMIC Finance & Securities PCL (Foreign)                  --
           18,600   General Finance & Securities PCL (Foreign)               --
           34,700   Siam City Bank PCL (Foreign)                             --
                                                                       --------
                                                                             --
                                                                       --------
  UNITED KINGDOM (12.7%)
           28,300   Abbey National plc                                      488
           35,718   Allied Zurich plc                                       366
           18,300   Arjo Wiggins Appleton plc                                32
           13,000   Associated British Foods plc                            133
           93,241   BG plc                                                  648
           18,254   BICC plc                                                 18
           16,670   BOC Group plc                                           207
           18,300   BPB Industries plc                                       73
           84,748   BTR plc                                                 153
           33,917   Barclays plc                                            554
           20,467   Bass plc                                                245
           34,840   Blue Circle Industries plc                              163
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
           25,700   Boots Co. plc                                      $    443
           52,300   British Aerospace plc                                   317
           28,525   British Airways plc                                     175
           35,718   British American Tobacco plc                            266
           45,080   British Land Co. plc                                    448
          136,532   British Petroleum Co. plc                             2,089
           41,700   British Sky Broadcasting plc                            355
           52,200   British Steel plc                                        94
          142,500   British Telecommunications plc                        1,921
          118,600   Buford Holdings plc                                     191
            7,826   Burmah Castrol plc                                      111
           54,672   Cable & Wireless plc                                    521
           28,680   Cadbury Schweppes plc                                   372
           79,150   Capital Shopping Centers plc                            483
           20,840   Caradon plc                                              44
           84,200   Centrica plc                                            163
           23,543   Coats Viyella plc                                        14
           14,396   Commercial Union plc                                    223
            2,616   De La Rue Co. plc                                         7
           80,181   Diageo plc                                              763
           13,189   EMI Group plc                                            81
               80   Elementis plc                                            --
           31,230   GKN plc                                                 318
           62,600   General Electric plc                                    458
           77,100   Glaxo Wellcome plc                                    2,277
           18,272   Granada Group plc                                       230
          168,400   Grantchester Holdings plc                               362
           26,000   Great Portland Estates plc                               88
           28,100   Great Universal Stores plc                              320
           19,870   Guardian Royal Exchange plc                              86
           42,188   HSBC Holdings plc                                       755
           12,400   HSBC Holdings plc (75p)                                 232
           32,700   Hammerson plc                                           220
           15,640   Hanson plc                                               99
           20,900   Imperial Chemical Industries plc                        165
           27,800   Kingfisher plc                                          258
           31,641   Ladbroke Group plc                                      118
           20,900   Land Securities plc                                     324
           20,900   Lasmo plc                                                62
           25,100   Legal & General Group plc                               282
          130,200   Lloyds TSB Group plc                                  1,459
            5,224   Lonrho Africa plc                                         6
            5,224   Lonrho plc                                               27
           30,032   MEPC plc                                                239
           77,300   Marks and Spencer plc                                   594
           30,900   National Power plc                                      282
           17,071   Peninsular & Oriental Steam Navigation Co.              163
           39,120   Pilkington plc                                           39
           44,762   Prudential Corp. plc                                    654
            7,800   RMC Group plc                                            85

                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------

  UNITED KINGDOM (CONTINUED)

           10,300   Railtrack Group plc                                $    297
           24,163   Rank Group plc                                           94
           29,000   Reed International plc                                  245
           42,533   Reuters Group plc                                       357
           15,700   Rexam plc                                                49
           31,348   Rio Tinto plc                                           374
           34,528   Royal & Sun Alliance Insurance Group plc                299
           13,070   Royal Bank of Scotland Group plc                        149
           21,127   Safeway plc                                              99
           37,523   Sainsbury (J) plc                                       359
            7,800   Schroders plc                                           128
           26,130   Scottish Power plc                                      253
            4,690   Sears plc                                                12
           15,646   Sedgwick Group plc                                       53
            4,690   Selfridges plc                                           17
           13,100   Slough Estates plc                                       66
          130,396   Smithkline Beecham plc                                1,434
           12,538   Southern Electric plc                                   140
           13,017   TI Group plc                                             79
           36,507   Tarmac plc                                               52
           18,300   Tate & Lyle plc                                         100
           20,916   Taylor Woodrow plc                                       64
          133,860   Tesco plc                                               380
           12,422   Thames Water plc                                        248
            5,928   Thorn plc                                                25
           76,000   Unilever plc                                            651
           14,586   United Utilities plc                                    236
           71,056   Vodafone Group plc                                      825
          235,070   Wates City of London Properties plc                     292
           22,600   Zeneca Group plc                                        799
                                                                       --------
                                                                         30,539
                                                                       --------
TOTAL COMMON STOCKS (Cost $158,108)                                     159,081
                                                                       --------
PREFERRED STOCKS (0.5%)
  AUSTRALIA (0.1%)
           59,609   News Corp., Ltd.                                        332
                                                                       --------
  AUSTRIA (0.0%)
              100   Bau Holding AG                                            5
                                                                       --------
  GERMANY (0.3%)
            1,267   SAP AG                                                  627
            2,680   Volkswagen AG                                           123
                                                                       --------
                                                                            750
                                                                       --------
  ITALY (0.1%)
           50,900   Fiat S.p.A.                                              80
                                                                       --------
                                                                        VALUE
     SHARES                                                             (000)
-----------------                                                      --------
  PORTUGAL (0.0%)
              960   Jeronimo Martins SPGS                              $      6
                                                                       --------
TOTAL PREFERRED STOCKS (Cost $897)                                        1,173
                                                                       --------

     NO. OF
     RIGHTS
-----------------
RIGHTS (0.0%)
  SWITZERLAND (0.0%)
              635   Adecco (Cost $0)                                         --
                                                                       --------

     NO. OF
    WARRANTS
-----------------
WARRANTS (0.0%)
  FRANCE (0.0%)
            4,333   Cie Generale des Eaux, expiring 5/02/01                   7
                                                                       --------
  HONG KONG (0.0%)
            7,850   Hong Kong & China Gas Co., Ltd., expiring 9/30/99        --
            4,300   Hysan Development Co., Ltd., expiring 4/30/99            --
                                                                       --------
                                                                             --
                                                                       --------
  ITALY (0.0%)
            2,450   La Rinascente S.p.A., CW99, expiring 12/31/99             4
            1,400   La Rinascente S.p.A., CW99, (RNC), expiring
                     12/31/99                                                 1
            5,300   Mediobanca S.p.A., expiring 12/31/00                     14
                                                                       --------
                                                                             19
                                                                       --------
  SINGAPORE (0.0%)
            2,400   Asia Food & Properties Ltd., expiring 7/12/02            --
           11,750   Straits Steamship, expiring 12/20/00                      1
                                                                       --------
                                                                              1
                                                                       --------
  THAILAND (0.0%)
            6,349   National Finance & Securities PCL, expiring
                     11/15/99                                                --
                                                                       --------
  UNITED KINGDOM (0.0%)
            1,252   General Electric Co., Ltd. expiring 10/6/98               3
                                                                       --------
TOTAL WARRANTS (Cost $7)                                                     30
                                                                       --------

     NO. OF                                                             VALUE
      UNITS                                                             (000)
-----------------                                                      --------
UNITS (0.1%)
  AUSTRALIA (0.1%)
           46,096   General Property Trust                             $     79
           38,290   Westfield Trust                                          76
                                                                       --------
TOTAL UNITS (Cost $153)                                                     155
                                                                       --------

      FACE
     AMOUNT
      (000)
-----------------
CONVERTIBLE DEBENTURES (0.1%)
  FRANCE (0.1%)
FRF            60   Sanofi, 4.00%, 1/01/00                                   96
               18   Simco, 3.25%, 1/01/06                                    19
                                                                       --------
TOTAL CONVERTIBLE DEBENTURES (Cost $52)                                     115
                                                                       --------
FIXED INCOME SECURITIES (0.0%)
  FRANCE (0.0%)
               62   Casino Guichard-Perrachon, Series XW, 4.50%,
                     7/12/01                                                 63
                                                                       --------
  ITALY (0.0%)
ITL        11,200   Mediobanca S.p.A. Series XW, 4.50%, 1/01/00               7
                                                                       --------
TOTAL FIXED INCOME SECURITIES (Cost $33)                                     70
                                                                       --------
TOTAL FOREIGN SECURITIES (67.0%) (Cost $159,250)                        160,624
                                                                       --------
SHORT TERM INVESTMENT (32.5%)
  REPURCHASE AGREEMENT (32.5%)
$          78,011   Chase Securities, Inc. 5.25%, dated 9/30/98, due
                     10/01/98, to be repurchased at $78,022,
                     collateralized by U.S. Treasury Notes,
                     5.75-5.875%, due 2/15/00-10/31/02, valued at
                     $78,905 (Cost $78,011)                              78,011
                                                                       --------

     AMOUNT                                                             VALUE
      (000)                                                             (000)
-----------------                                                      --------
FOREIGN CURRENCY (0.1%)
ATS           130   Austrian Schilling                                 $     11
GBP            39   British Pound                                            66
FRF        14,266   French Franc                                             28
DEM            72   German Mark                                              43
HKD            49   Hong Kong Dollar                                          7
ITL         3,109   Italian Lira                                              2
NLG            58   Netherlands Guilder                                      31
PTE           208   Portuguese Escudo                                         1
ESP         5,254   Spanish Peseta                                           37
                                                                       --------
TOTAL FOREIGN CURRENCY (Cost $224)                                          226
                                                                       --------
TOTAL INVESTMENTS (99.6%) (Cost $237,485)                               238,861
                                                                       --------

OTHER ASSETS AND LIABILITIES (0.4%)
  Other Assets                                                          242,718
  Liabilities                                                          (241,736)
                                                                     ----------
                                                                            982
                                                                     ----------
NET ASSETS (100%)                                                    $  239,843
                                                                     ----------
                                                                     ----------

CLASS A:
--------
NET ASSETS                                                           $  239,772
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 22,166,167 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                    $    10.82
                                                                     ----------
                                                                     ----------

CLASS B:
--------
NET ASSETS                                                           $       71
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 6,493 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                    $    10.90
                                                                     ----------
                                                                     ----------

------------------------------

AUD  --  Australian Dollar
NCS  --  Non-Convertible Shares
PCL  --  Public Company Limited
RFD  --  Ranked for Dividend
RNC  --  Non-Convertible Savings Shares